SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) (Paranthetical)	May 31, 2026
Shareholder [Member] | E U Holdings Pte Ltd [Member]
Related Party Transaction [Line Items]
Equity method investment ownership percentage	41.50%
Mr. Neo Chin Heng [Member] | E U Holdings Pte Ltd [Member]
Related Party Transaction [Line Items]
Equity method investment ownership percentage	50.00%
Mr. Ng Eng Guan [Member] | E U Holdings Pte Ltd [Member]
Related Party Transaction [Line Items]
Equity method investment ownership percentage	50.00%
Aik Global Pte Ltd [Member] | Mr. Neo Chin Heng [Member]
Related Party Transaction [Line Items]
Equity method investment ownership percentage	25.00%